Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2020
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Revenues By Country of Origin and Other Income
Revenues by country of origin and other income

	For the year ended December 31,
	2018	2019	2020
From France	12,495	7,896	51,057
From USA	236	7,294	22,892

Revenues	12,731	15,190	73,949

Research tax credit	8,561	7,800	8,433
Subsidies and other	140	—	74

Other income	8,701	7,800	8,507

Total revenues and other income	21,432	22,990	82,456

Revenues by Nature
Revenues by nature

	For the year ended December 31,
	2018	2019	2020
	$ in thousands
Recognition of previously deferred upfront payments	7,114	—	20,291
Other revenues	3,383	6,055	28,532

Collaboration agreements	10,497	6,055	48,823

Licenses	2,142	1,762	2,123
Products & services	92	7,373	23,003

Total revenues	12,731	15,190	73,949

Details of Operating Expenses by Nature
Details of operating expenses by nature

	For the year ended December 31,
	2018	2019	2020
	$ in thousands
Cost of revenue
Cost of goods sold (1)	—	(9,280)	(34,168)
Royalty expenses	(2,739)	(2,112)	(2,107)
Cost of revenue	(2,739)	(11,392)	(36,275)

	For the year ended December 31,
	2018	2019	2020
	$ in thousands
Research and development expenses
Wages and salaries	(16,452)	(21,294)	(29,818)
Social charges on stock option grants	(99)	(1,357)	(56)
Non-cash stock based compensation expense	(18,057)	(12,260)	(8,029)

Personnel expenses	(34,608)	(34,911)	(37,903)

Purchases and external expenses	(40,458)	(49,251)	(41,270)
Other	(1,501)	(7,880)	(7,777)

Total research and development expenses	(76,567)	(92,042)	(86,950)

	For the year ended December 31,
	2018	2019	2020
	$ in thousands
Selling, general and administrative expenses
Wages and salaries	(11,373)	(12,822)	(15,794)
Social charges on stock option grants	(29)	(491)	(23)
Non-cash stock based compensation expense	(19,161)	(14,621)	(8,707)

Personnel expenses	(30,563)	(27,934)	(24,524)

Purchases and external expenses	(14,251)	(11,431)	(15,358)
Other	(2,433)	(3,652)	(4,319)

Total selling, general and administrative expenses	(47,248)	(43,017)	(44,201)

	For the year ended December 31,
	2018	2019	2020
	$ in thousands
Personnel expenses
Wages and salaries	(27,825)	(34,116)	(45,612)
Social charges on free shares and stock option grants	(128)	(1,848)	(79)
Non-cash stock based compensation expense	(37,218)	(26,881)	(16,736)

Total personnel expenses	(65,171)	(62,845)	(62,427)

(1)	Corresponds to the Calyxt costs of goods sold decreased by transportation costs related to Archer Daniels Midland (ADM) sales, considered as prepaid expenses under IFRS 15.

Details of Financial Income and Expenses
Details of financial income and expenses

	For the year ended December 31,
	2018	2019	2020
Interest income	6,787	6,985	1,949
Foreign exchange gain	13,597	4,481	3,155
Other financial revenues	188	505	364

Total financial revenues	20,572	11,971	5,468

Interest expenses	(39)	(3)	(43)
Interest expenses for leases	(7)	(2,603)	(3,557)
Foreign exchange loss	(3,090)	(671)	(13,885)
Other financial expenses	(677)	(354)	(29)

Total financial expenses	(3,813)	(3,631)	(17,514)

Total	16,758	8,340	(12,046)

Disclosure of Income Tax (Expense or Income)
Tax proof

	For the year ended December 31,
	2018	2019	2020
	in thousands
Income (loss) before taxes from continuing operations	(88,333)	(115,212)	(97,483)
Theoretical group tax rate	23.66%	25.35%	24.88%

Theoretical tax benefit (expense)	20,901	29,208	24,254

Increase/ decrease in tax benefit arising from:
Permanent differences	832	(1,131)	(1,141)
Research tax credit	2,079	2,786	3,245
Share-based compensation & other IFRS adjustments	(8,065)	(7,828)	(4,198)
Non recognition of deferred tax assets related to tax losses and temporary differences	(15,652)	(23,079)	(22,159)
Other differences	(95)	43	0

Effective tax expense	—	—	—

Effective tax rate	0.00%	0.00%	0.00%

Disclosure of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities

	As of December 31,
	2018	2019	2020
	$ in thousands
Credits and net operating loss carryforwards	65,555	102,112	141,954
Pension commitments	569	714	1,003
Leases	(4)	47	319
Impairment of assets	10	1	1
Revenue recognition	200	197	(491)
Other	491	284	1,308
Total unrecognized deferred tax assets, net	(66,823)	(103,354)	(144,095)

Summary of Key Performance Indicators by Reportable Segments	Details of key performance indicators by reportable segment

	For the year ended December 31, 2018			For the year ended December 31, 2019			For the year ended December 31, 2020
( $ in thousands )	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	236	12,495	12,731	7,294	7,896	15,190	22,892	51,057	73,949
External other income	178	8,523	8,701	—	7,800	7,800	—	8,507	8,507

External revenues and other income	414	21,018	21,432	7,294	15,696	22,990	22,892	59,564	82,456

Cost of revenue	(595)	(2,144)	(2,739)	(9,275)	(2,117)	(11,392)	(34,324)	(1,951)	(36,275)
Research and development expenses	(8,638)	(67,929)	(76,567)	(12,390)	(79,652)	(92,042)	(9,903)	(77,048)	(86,951)
Selling, general and administrative expenses	(21,067)	(26,180)	(47,248)	(26,090)	(16,927)	(43,017)	(21,688)	(22,513)	(44,201)
Other operating income and expenses	(50)	81	31	25	(116)	(91)	(103)	(363)	(466)

Total operating expenses	(30,351)	(96,172)	(126,523)	(47,730)	(98,812)	(146,542)	(66,018)	(101,875)	(167,893)

Operating income (loss) before tax	(29,937)	(75,154)	(105,091)	(40,436)	(83,116)	(123,552)	(43,126)	(42,311)	(85,437)

Financial gain (loss)	1,420	15,339	16,758	294	8,045	8,340	(776)	(11,270)	(12,046)

Net income (loss)	(28,517)	(59,816)	(88,333)	(40,142)	(75,071)	(115,212)	(43,902)	(53,581)	(97,483)

Non controlling interests	9,640	—	9,640	13,121	—	13,121	16,409	—	16,409

Net income (loss) attributable to shareholders of Cellectis	(18,877)	(59,816)	(78,693)	(27,021)	(75,071)	(102,091)	(27,493)	(53,581)	(81,074)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	838	16,852	17,689	1,619	10,010	11,629	801	6,790	7,591
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	5,218	11,655	16,873	6,673	4,940	11,613	3,536	3,238	6,774

Adjustment of share-based compensation attributable to shareholders of Cellectis	6,056	28,507	34,563	8,292	14,950	23,242	4,337	10,028	14,365

Adjusted net income (loss) attributable to shareholders of Cellectis	(12,821)	(31,309)	(44,130)	(18,729)	(60,121)	(78,849)	(23,156)	(43,553)	(66,709)

Depreciation and amortization	(637)	(1,740)	(2,377)	(1,233)	(5,642)	(6,875)	(1,869)	(7,950)	(9,819)
Additions to tangible and intangible assets	1,871	3,040	4,911	2,998	14,668	17,666	1,786	48,813	50,599